Public Offering (Details) - $ / shares		6 Months Ended
	Dec. 15, 2020	Jun. 30, 2022	Jun. 06, 2022
Public Offering (Details) [Line Items]
Share purchase price (in Dollars per share)			$ 10
IPO [Member]
Public Offering (Details) [Line Items]
Number of units issued in transaction		20,125,000
Class A Common Stock [Member]
Public Offering (Details) [Line Items]
Number of units issued in transaction		40,000,000
Public offering transaction, description	Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Class A Common Stock [Member] | IPO [Member]
Public Offering (Details) [Line Items]
Number of units issued in transaction	20,125,000
Share purchase price (in Dollars per share)	$ 10	$ 10
Class A Common Stock [Member] | Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Number of units issued in transaction	2,625,000	2,625,000